Stock-Based Compensation - Summary of Certain Stock Option Activity (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Fair value of options vested	$ 7	$ 10	$ 14
Intrinsic value of options exercised	11	95	97
Cash received from options exercised	14	88	87
Tax benefit realized from options exercised	$ 3	$ 24	$ 24